Subsequent Events	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Subsequent Events

11. Subsequent Events

Effective as of March 1, 2012, the Berkeley/Graham/Tiverton Series of the Frontier Fund became known as the Tiverton/Graham/Transtrend Series. The TBG Institutional Series became a new Series of the Trust on January 20, 2012.

The Frontier Fund [Member]
Subsequent Events

10. Subsequent Events

Effective as of March 1, 2012, the Berkeley/Graham/Tiverton Series of the Trust became known as the Tiverton/Graham/Transtrend Series. The TBG Institutional Series became a new Series of the Trust on January 20, 2012.

The Trading Companies Of The Frontier Fund [Member]
Subsequent Events
 9. Subsequent Events

The Trading Companies evaluated subsequent events through the date of the financial statements were available to be issued and not identify any events or transactions that would require recognition or disclosure.